Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Number of Common Shares
(i)Conversion and redemption of convertible debentures
In 2013, $960 (2012 - $61,611) of Series 3 Debentures were redeemed for 150,816 (2012 - 14,669,266) shares of APUC.
In 2012, the remaining principal amount of $59,957 of Series 2A Debentures were redeemed for 10,322,518 common shares of APUC.

(ii)	Subscription receipts
On March 26, 2013, in connection with the acquisition of the Peach State Gas system the Company issued 3,960,000 common shares at a price of $7.40 per share for total proceeds of $29,304 pursuant to a subscription receipt agreement with Emera.
On May 14, 2012, in connection with the acquisition of Granite State Electric System and EnergyNorth Gas System, the Company issued 12,000,000 common shares at a price of $5.00 per share to Emera pursuant to a subscription receipt agreement. The $60,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisitions.
On June 29, 2012, in connection with the acquisition of Sandy Ridge Wind Facility the Company received $15,000 from Emera relating to 2,614,006 subscription receipts representing a price of $5.74 per share and issued common shares relating to these subscription receipts in July 2012.
On July 31, 2012, in connection with the acquisition of the Midwest Gas System the Company issued 6,976,744 common shares at a price of $6.45 per share to Emera pursuant to a subscription receipt agreement. The $45,000 cash proceeds of the subscription receipts were used to fund a portion of the cost of the acquisition.
On December 10, 2012, in connection with the acquisition of Senate and Minonk Wind Facilities, the Company received $45,000 from Emera relating to the exercise of 7,842,016 subscription receipts at a price of $5.74 per subscription receipt pursuant to a subscription receipt agreement. The subscription receipts were converted to 7,842,016 common shares on February 14, 2013.
On December 21, 2012, in connection with the acquisition of Emera’s noncontrolling interest in Calpeco Electric System, the Company received $38,756 from Emera related to the exercise of 8,211,000 subscription receipts at a price of $4.72 per subscription receipt pursuant to a subscription receipt agreement. On December 27, 2012, Emera exercised 4,790,000 of these subscription receipts and the Company issued 4,790,000 common shares in exchange. On February 14, 2013, the balance of 3,421,000 subscription receipts were exercised by Emera and the Company issued 3,421,000 common shares in exchange.
Following the above noted subscription receipts transactions, as of December 31, 2013 all subscriptions receipts had been exercised for cash and converted to common shares.

15.	Shareholders’ capital (continued)

(a)	Common shares (continued)

(iii)	Dividend reinvestment plan
The Company has a Common Shareholder Dividend Reinvestment Plan, which provides an opportunity for shareholders to reinvest dividends for the purpose of purchasing common shares. Additional Common Shares acquired through the reinvestment of cash dividends will be purchased in the open market or will be issued by APUC at a discount of up to 5% from the average market price, all as determined by the Company from time to time. Subsequent to year-end, APUC issued an additional 501,818 shares under the dividend reinvestment plan.
Number of common shares:

	2013	2012
Common shares, beginning of period	188,763,486	136,122,780
Conversion and redemption of convertible debentures (i)	150,816	24,991,784
Conversion of subscription receipts (ii)	15,223,016	26,380,750
Issuance of shares under the dividend reinvestment (iii) and employee share purchase plans (c(ii))	2,211,667	1,268,172
Common shares, end of period	206,348,985	188,763,486

Share-Based Compensation Expense
For the year ended December 31, 2013, APUC recorded $2,046 (2012 - $1,833) in total share-based compensation expense detailed as follows:

	2013	2012
Stock options	$1,687	$1,376
Directors deferred share units	155	155
Employee share purchase	75	42
Performance share units	129	260
Total share-based compensation	$2,046	$1,833

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2013	2012
Risk-free interest rate	1.61%	1.70%
Expected volatility	37%	38%
Expected dividend yield	3.83%	4.40%
Expected life	8 years	8 years
Weighted average grant date fair value per option	$2.00	$1.49

Stock Option Activity
Stock option activity during the period is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2012	2,487,105	$4.76	6.96	$4,134
Granted	1,263,622	6.24	8.00	—
Balance at December 31, 2012	3,750,727	$5.25	6.07	$5,939
Granted	816,402	7.72	8.00	—
Balance at December 31, 2013	4,567,129	$5.70	5.45	$7,814
Exercisable at December 31, 2013	2,466,008	$4.90	4.96	$6,018

Performance Stock Units
A summary of the PSUs follows:

	Number of awards	Weighted Average Grant-Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate intrinsic value
Balance at January 1, 2012	21,123	$5.62	2.00	$136
Granted	68,982	6.78	1.30	467
Forfeited	(6,622)	5.62	1.50	(37)
Balance at December 31, 2012	83,483	$6.58	1.80	$571
Granted, including dividends	5,537	6.79	1.23	41
Exercised	(20,640)	6.70	—	(151)
Forfeited	(2,185)	6.70	—	(16)
Balance at December 31, 2013	66,195	$6.57	0.62	$486
Exercisable at December 31, 2013	24,928	$6.14	—	$183